INFORMATION BY INDUSTRY SEGMENT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Segment Reporting [Abstract]
Schedule of Industry Segment Data
The following table summarizes the industry segment data for the three-month periods ended March 31, 2014 and 2013:

	Three Months Ended
	March 31,
(Dollars in thousands)	2014	2013
Net Sales:
Coated papers	$218,262	$250,516
Hardwood market pulp	36,220	37,229
Other	44,631	45,475
Total	$299,113	$333,220
Operating Income (Loss):
Coated papers	$(44,101)	$(3,954)
Hardwood market pulp	3,929	2,698
Other	(6,367)	110
Total	$(46,539)	$(1,146)
Depreciation, Amortization, and Depletion:
Coated papers	$18,840	$19,223
Hardwood market pulp	4,406	4,482
Other	2,437	2,275
Total	$25,683	$25,980
Capital Spending:
Coated papers (1)	$13,299	$(5,997)
Hardwood market pulp	2,961	266
Other	206	270
Total	$16,466	$(5,461)

(1) In 2013, capital spending attributable to the coated papers segment included the effect of a $13.7 million cash inflow from governmental grants associated with a renewable energy project of at our mill in Bucksport, Maine.

The following table summarizes the industry segments for the years ended December 31, 2013, 2012, and 2011:

	VERSO PAPER			VERSO HOLDINGS
	Year Ended December 31,			Year Ended December 31,
(Dollars in thousands)	2013	2012	2011	2013	2012	2011
Net Sales:
Coated papers	$1,062,555	$1,177,050	$1,418,817	$1,062,555	$1,177,050	$1,418,817
Hardwood market pulp	156,099	140,816	150,111	156,099	140,816	150,111
Other	170,245	156,746	153,561	170,245	156,746	153,561
Total	$1,388,899	$1,474,612	$1,722,489	$1,388,899	$1,474,612	$1,722,489
Operating Income (Loss):
Coated papers (1)	$14,546	(26,166)	(4,726)	$14,546	(26,115)	3,470
Hardwood market pulp	21,540	9,215	33,357	21,540	9,215	33,357
Other	(2,186)	(15,470)	(12,945)	(2,186)	(15,470)	(12,945)
Total	$33,900	$(32,421)	$15,686	$33,900	$(32,370)	$23,882
Depreciation, Amortization, and Depletion:
Coated papers	$77,976	$90,740	$98,370	$77,976	$90,740	$98,370
Hardwood market pulp	18,125	18,000	17,249	18,125	18,000	17,249
Other	8,629	9,438	9,676	8,629	9,438	9,676
Total	$104,730	$118,178	$125,295	$104,730	$118,178	$125,295
Capital Spending:
Coated papers	$33,595	$57,807	$65,227	$33,595	$57,807	$65,227
Hardwood market pulp (2)	5,752	(325)	23,695	5,752	(325)	23,695
Other	1,313	2,427	1,350	1,313	2,427	1,350
Total	$40,660	$59,909	$90,272	$40,660	$59,909	$90,272

(1)
Included here is the effect of $102.4 million in Restructuring charges, offset by $60.6 million in Other operating income, recognized in 2012, which is entirely attributable to the coated papers segment.

(2)
Included here is the effect, attributable to the pulp segment, of a $14.7 million cash inflow received in 2012 from governmental grants associated with a renewable energy project at our mill in Quinnesec, Michigan, due to spending in 2011.